CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Online business, net	$ 35,330,152	$ 32,169,495	$ 40,330,778
Offline business, net	13,023,535	8,038,739	5,066,263
Total net revenues	48,353,687	40,208,234	45,397,041
Cost of services:
Online business	(7,643,598)	(6,949,772)	(6,035,323)
Offline business	(5,620,619)	(3,048,618)	(1,652,235)
Total cost of services	(13,264,217)	(9,998,390)	(7,687,558)
Gross profit	35,089,470	30,209,844	37,709,483
Operating income (expenses):
Product development expenses	(13,885,922)	(12,317,528)	(10,303,929)
Sales and marketing expenses	(9,446,025)	(9,966,282)	(6,254,531)
General and administrative expenses	(13,095,086)	(10,077,739)	(7,965,104)
Impairment loss on acquired intangible assets	(1,046,173)
Other operating income	5,708,455	5,511,806	1,733,418
Total operating expenses	(31,764,751)	(26,849,743)	(22,790,146)
Income from operations	3,324,719	3,360,101	14,919,337
Interest income	2,931,511	2,646,967	1,409,662
Other income (expenses), net	770,807	858,869	666,961
Impairment loss on investment in an equity investee	(370,407)	0	0
Income before income taxes and share of profit in equity method investments	6,656,630	6,865,937	16,995,960
Income tax benefit (expense):
Current	(788,724)	1,279,003	(2,539,332)
Deferred	(630,339)	(424,099)	812,262
Total income tax benefit (expense)	(1,419,063)	854,904	(1,727,070)
Income before share of profit in equity method investments	5,237,567	7,720,841	15,268,890
Share of profit in equity method investees	207,766	1,139,650	4,224,281
Net income	5,445,333	8,860,491	19,493,171
Net income (loss) attributable to noncontrolling interest	4,073	(1,376)
Net income attributable to Taomee Holdings Limited	5,441,260	8,861,867	19,493,171
Deemed dividend on Series A convertible redeemable preferred shares			(200,601)
Net income attributable to holders of ordinary shares	$ 5,441,260	$ 8,861,867	$ 19,292,570
Earnings per share:
Basic (in dollars per share)	$ 0.01	$ 0.01	$ 0.03
Diluted (in dollars per share)	$ 0.01	$ 0.01	$ 0.03
Weighted average number of shares used in calculating earnings per share:
Basic (in shares)	733,333,891	731,303,362	606,648,098
Diluted (in shares)	746,532,112	753,533,499	640,377,175